SUBSEQUENT EVENTS (Details) - USD ($)	Aug. 13, 2024	Jul. 12, 2024	Jul. 11, 2024	Apr. 16, 2024	Apr. 09, 2024	Apr. 08, 2024	Mar. 12, 2024	Mar. 08, 2024	Feb. 09, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Asset, Held-in-Trust										$ 70,207,500	$ 70,207,500
Debt Instrument, Maturity Date Range, End					May 14, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date			Dec. 31, 2024			Dec. 31, 2024		Aug. 08, 2024	Aug. 09, 2024
Asset, Held-in-Trust	$ 50,000	$ 50,000			$ 60,000		$ 60,000		$ 60,000
Debt Instrument, Maturity Date Range, Start	Aug. 14, 2024	Jul. 15, 2024			Apr. 15, 2024		Mar. 14, 2024		Feb. 14, 2024
Debt Instrument, Maturity Date Range, End	Sep. 16, 2024	Aug. 14, 2024					Apr. 15, 2024		Mar. 14, 2024
Working Capital Fund And Other Expenses						$ 1,200,000
Interest Income, Other				$ 561,957
Subsequent Event [Member] | Josh Pan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 60,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 1,200,000
Jcw Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 75,000
July Sponsor Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 300,000